Supplement dated July 30, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Risk Allocation Fund	10/1/2013
Effective July 30, 2014, the following changes are made to the Fund's prospectus:
Information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager).
The Investment Manager employs quantitative and fundamental methods to identify distinct market environments and creates a strategic risk allocation for each environment that is intended to generate attractive risk-adjusted returns in that environment. Allocations of risk to asset classes may differ significantly across market environments. In addition to strategic risk allocations based on the market environment, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities, consisting of rate assets (generally, fixed income securities issued by governments) and spread assets (other fixed income securities).
The Fund may invest in securities and instruments issued by both U.S. and non-U.S. entities, including issuers in emerging market countries. The Fund may also invest in currencies. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade or are deemed to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds").
The Fund may invest in derivatives, including futures (including bond, currency, equity, index and interest rate futures), currency forwards, options and swaps (including credit default, credit default swap index, interest rate and total return swaps).  The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund's assets). The Fund may utilize significant amounts of leverage within certain asset classes and during certain market environments in order to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that the Fund's net notional investment exposure will be approximately 150% of the net assets of the Fund in the market environment that the Investment Manager expects to be the most frequent, although leverage may be significantly higher or lower in other market environments or when the Investment Manager otherwise believes conditions so warrant.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes or to meet its segregation obligations as a result of its investments in derivatives. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds, real estate investment trusts, closed-end funds and exchange-traded funds (ETFs) (including both leveraged and inverse ETFs) managed by third parties or the Investment Manager or its affiliates. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in underlying funds.
The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.